LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long Term Prepayments Deposits And Other Assets [Abstract]
Other long-term assets	$ 83,099	$ 53,106
Less: accumulated amortization	(28,035)	(16,960)
Other long-term assets, net	55,064	36,146
Deferred financing costs, net	7,084	8,792
Other deposits and other	3,912	4,484
Investment in a sales-type lease	1,509	0
Deposits for acquisition of property and equipment	1,343	2,852
Long-term prepayments	229	230
Long-term prepayments, deposits and other assets	$ 69,141	$ 52,504